1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
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www.dechert.com

BRENDEN P. CARROLL

brenden.carroll@dechert.com
+1 202 261 3458 Direct

December 8, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

On behalf of HSBC Emerging Markets Debt Fund, HSBC Total Return Fund, HSBC Frontier Markets Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Global High Yield Bond Fund, HSBC Global High Income Bond Fund, HSBC Global Equity Volatility Focused Fund and HSBC Euro High Yield Bond Fund (USD Hedged) (the “Funds”), each a series of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), this filing is being made for the sole purpose of submitting an interactive data file relating to the supplement to the Funds’ prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) of the 1933 Act on November 16, 2017 (Accession No. 0001206774-17-003168).

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll